Schedule of aging of trade receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2019		Jul. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 19,693	[1]	$ 644
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	19,693		644
Credit Risk | 0-30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	14,102		262
Credit Risk | 31-60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	1,826		188
Credit Risk | 61-90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	166		91
Credit Risk | Over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Aging of trade receivables	$ 3,599		$ 103

[1]	Restated